Unaudited Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Net income	$ 63,735	$ 47,912	$ 130,086	$ 91,008
Other comprehensive income (loss):
Unrealized gain (loss) on qualifying cash flow hedging instruments in equity accounted joint ventures before reclassifications, net of tax (note 5c)	328	(1,121)	(645)	(2,064)
Realized loss on qualifying cash flow hedging instruments in equity accounted joint ventures reclassified to equity income, net of tax (note 5c)	591	391	953	782
Other comprehensive income (loss):	919	(730)	308	(1,282)
Comprehensive income	64,654	47,182	130,394	89,726
Non-controlling interest in comprehensive income	5,642	4,263	8,925	9,113
General and limited partners' interest in comprehensive income	$ 59,012	$ 42,919	$ 121,469	$ 80,613